LOANS	12 Months Ended
Dec. 31, 2011
LOANS
LOANS

NOTE 3 — LOANS

The major segments and classes of loans at December 31 are as follows:

(dollars in thousands)	2011	2010
Commercial	$65,408	$69,177
Commercial real estate
Raw land and land development	36,332	37,233
Other commercial real estate	62,363	65,516
Other real estate
Residential	34,066	34,681
Farmland and owner occupied nonfarm nonresidential	111,484	115,291
Real estate construction
Commercial	1,456	826
Residential	5,242	3,210
Consumer
Home equity	22,070	23,522
Credit cards and other consumer	15,803	16,622
	$354,224	$366,078
Less deferred loan fees	(455)	(759)
Total Loans	$353,769	$365,319

Bancorp’s primary lending activities include real estate loans, commercial loans which include agriculture production loans and consumer purpose loans. Most of Bancorp’s business activity is with customers located within Skagit, Snohomish and Whatcom Counties.

Commercial Loans: Commercial loans, secured and unsecured, are made primarily for commercial and industrial purposes to small and medium-sized businesses including farms operating within Skagit, Snohomish and Whatcom Counties.  These loans are available for general operating purposes, acquisition of fixed assets, purchases of equipment and machinery, financing of inventory and accounts receivable, and other business purposes.  Bancorp originates Small Business Administration (SBA) loans, including 504 and 7A loans. These loans may have short or long term maturities. Such loans include working capital advances, term loans and loans to individuals for business purposes. Term loans may involve greater risk than do short term loans because the length of time the credit is outstanding increases the probability a future event may impact identified repayment sources. Term loans are generally secured because of this potential for greater risk.

Commercial Real Estate: Commercial real estate loans consist of real estate secured loans advanced for non-owner occupied commercial real estate which includes, but is not limited to, office buildings, retail centers, multifamily and warehouses. These loans are typically term loans and are made to purchase or refinance non-owner occupied commercial real estate.  Commercial real estate loans also include real estate secured raw land loans and land development loans which are made to acquire land or finance development preparatory to erecting residential or commercial structures. The primary repayment source for non-owner occupied real estate comes from the rental or lease income and the underlying cash flows generated by the occupant tenant. Risks include the tenant’s ability to pay rents and because the length of time the term loan is outstanding it increases the probability that future events may impact these identified repayment sources.

Land development financing usually involves the purchase of land and lot development in anticipation of further construction or sale of the property. The full value of the collateral does not exist at the time the land development loan is granted and completion of the project within specified costs and time limits results in additional risk. The primary repayment source for a land development loan is dependent on the value of the underlying real estate which is subject to value variation resulting from various economic conditions.

Bancorp monitors concentrations of commercial real estate for which the cash flow from the real estate is the primary source of repayment rather than loans to a borrower for which real estate collateral is taken as a secondary source of repayment. These types of commercial real estate loans have risk profiles which are more sensitive to changes in market demand, vacancy rates, rents or changes in capitalization rates.

Other Real Estate Loans: Other real estate loans are typically made for, the purchase of or refinance of, residential real estate, real estate used for agricultural purposes including timberland, and owner-occupied real estate utilized by small to medium sized businesses and individuals for their business operations. They are typically term loans secured by the property being purchased or refinanced.  Repayment comes from the cash flow of the ongoing operations and activities conducted by the party, or affiliate of the party, or individual who owns the property. Term loans involve risk because the length of time the loan is outstanding increases the probability that a future event may impact identified repayment sources or the underlying real estate collateral values may change.

Real Estate Construction:  Real estate construction loans are short term loans made for the construction period required for both commercial construction projects and residential construction projects. These loans are generally secured by the real estate project being constructed.

Commercial construction loans are available for owner-occupied real estate utilized by small to medium sized businesses and individuals for their business operations and for non-owner occupied real estate. Repayment for construction loans is generally from a long term loan either provided by the Bank or another lender.

Residential construction loans may be made to builders on a speculative basis or with a prearranged sale in place. These loans also may be made to individuals for the purpose of constructing their own residence. The full value of the collateral does not exist at the time the loan is granted and the construction project must be monitored to ensure it is completed within specified costs and time frames. Because of the short term nature of these loans, collateral valuation changes are less typical.

Consumer Loans: Bancorp makes secured and unsecured consumer loans including loans to individuals, primarily customers of Bancorp, for various purposes, including home equity loans, purchases of automobiles, mobile homes, boats and other recreational vehicles, home improvement loans and loans for education and personal investments. The primary risk in consumer loans resides in the home equity portfolio which is secured by housing assets, the value of which has historically performed well, however, housing asset valuations are subject to economic conditions which may impact these values.

Bancorp originates both variable and fixed-rate loans.  At December 31, 2011 and 2010, $154.3 million and $157.1 million of loans outstanding were variable rate loans. Loan participations sold to others totaled $2.3 million and $3.1 million as of December 31, 2011 and 2010.  Bancorp does originate loans intended for sale which are carried at the lower of aggregate cost or fair value. As of December 31, 2011 and 2010, Bancorp held $521,000 and $78,000 as loans held-for-sale.  Gains on sale of loans were $136,000, $243,000 and $238,000 during 2011, 2010 and 2009. The servicing rights on such loans are not retained. There were no sales of loans, other than sales of loans originated as loans held for sale during 2011, 2010 and 2009. In addition, no loans were reclassified to held-for-sale during 2011.  Bancorp acquired no loans with deteriorated credit quality during 2011 or 2010.

Troubled Debt Restructures (TDR): Troubled debt restructures are loans on which, due to the borrower’s financial difficulties, Bancorp has granted a concession that would it would not otherwise consider. Examples of such concessions include forgiveness of principal or accrued interest or providing a lower interest rate than market for loans of similar risk.  Interest income on restructured loans is recognized pursuant to the terms of a new loan agreement if the restructured loan qualifies for accrual status. At December 31, 2011 there was $8.8 million in troubled debt restructures with $729,000 in commitments to lend additional funds to borrowers whose terms have been modified in a troubled debt restructuring.

The following table presents troubled debt restructurings that occurred during the year ended December 31, 2011. The recorded investment is period end balances that are inclusive of all partial pay-downs and charge-offs since the modification date.  Loans modified in a TDR that were fully paid down, charged-off, or foreclosed upon by period are not reported. Bancorp has not forgiven any principal on the above loans.  These troubled debt restructurings were the result of interest rate modifications, payment restructures and/or extended payment terms.

(dollars in thousands) Troubled Debt Restructurings	Number of Contracts	Recorded Investment	Charge-offs to the Allowance
Commercial	4	$628	$—
Commercial real estate
Raw land and land development	5	2,513	—
Other commercial real estate	1	362	—
Other real estate
Residential	6	810	—
Farmland and owner occupied nonfarm nonresidential	2	369	—
Real estate construction
Residential	4	433	—
Consumer
Home equity	1	54	—
Total	23	$5,169	$—

Loans modified in a TDR are typically, but are not always, already considered impaired and in a non-accrual status. In some cases, partial charge-offs have already been taken against the outstanding loan balance, however in other cases the loan’s collateral coverage may be greater or equal to the loan balance.  As a result, loans modified as TDRs did not have a material effect on Bancorp’s determination of the allowance for loan losses.

The following table presents TDR’s that have subsequently defaulted within the first twelve months after restructure.  A subsequent default of a TDR is defined as a TDR that is 60 days or more past due at the end of the time period noted.

(dollars in thousands) Troubled Debt Restructurings that Subsequently Defaulted Twelve months ended December 31, 2011	Number of Contracts	Recorded Investment
Other real estate
Residential	1	$172
Total	1	$172

The following table is an aging analysis of past due loans as of the dates indicated:

December 31, 2011 (dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days and Accruing	Total Past Due	Non-accrual	Current	Total Loan Receivables
Commercial	$38	$—	$—	$38	$267	$65,103	$65,408
Commercial real estate
Raw land and land development	—	—	—	—	7,179	29,153	36,332
Other commercial real estate	—	—	—	—	10	62,353	62,363
Other real estate
Residential	79	34	—	113	1,600	32,353	34,066
Farmland and owner occupied nonfarm nonresidential	—	—	—	—	6,649	104,835	111,484
Real estate construction
Commercial	—	—	—	—	—	1,456	1,456
Residential	—	—	—	—	658	4,584	5,242
Consumer
Home equity	—	—	—	—	88	21,982	22,070
Credit cards and other consumer	147	33	—	180	30	15,593	15,803
Total	$264	$67	$—	$331	$16,481	$337,412	$354,224

December 31, 2010 (dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days and Accruing	Total Past Due	Non-accrual	Current	Total Loan Receivables
Commercial	$—	$50	$—	$50	$3,699	$65,428	$69,177
Commercial real estate
Raw land and land development	—	—	—	—	4,568	32,665	37,233
Other commercial real estate	68	—	—	68	1,135	64,313	65,516
Other real estate
Residential	72	—	—	72	1,047	33,562	34,681
Farmland and owner occupied nonfarm nonresidential	—	—	—	—	1,209	114,082	115,291
Real estate construction
Commercial	—	—	—	—	—	826	826
Residential	—	—	—	—	968	2,242	3,210
Consumer
Home equity	—	—	—	—	105	23,417	23,522
Credit cards and other consumer	141	69	—	210	63	16,349	16,622
Total	$281	$119	$—	$400	$12,794	$352,884	$366,078

The following is a summary of impaired loans as of the dates indicated:

	December 31, 2011
(dollars in thousands)	Unpaid Principal Balance	Recorded Investment with No Related Allowance	Recorded Investment with Related Allowance	Related Allowance	Total Recorded Investment
Commercial	$943	$725	$170	$40	$895
Raw land and land development	9,086	6,850	788	75	7,638
Other commercial real estate	374	11	363	20	374
Residential	2,092	1,984	—	—	1,984
Farmland and owner occupied nonfarm nonresidential	6,935	6,935	—	—	6,935
Construction-commercial	—	—	—	—	—
Construction-residential	658	658	—	—	658
Consumer-home equity	101	34	54	20	88
Credit cards and other consumer	45	30	—	—	30
Total	$20,234	$17,227	$1,375	$155	$18,602

	December 31, 2010
(dollars in thousands)	Unpaid Principal Balance	Recorded Investment with No Related Allowance	Recorded Investment with Related Allowance	Related Allowance	Total Recorded Investment
Commercial	$4,245	$317	$3,382	$540	$3,699
Raw land and land development	5,880	2,285	2,283	350	4,568
Other commercial real estate	1,138	1,135	—	—	1,135
Residential	1,236	1,021	26	2	1,047
Farmland and owner occupied nonfarm nonresidential	6,409	6,286	—	—	6,286
Construction-commercial	—	—	—	—	—
Construction-residential	1,467	968	—	—	968
Consumer-home equity	109	—	105	13	105
Credit cards and other consumer	78	51	12	1	63
Total	$20,562	$12,063	$5,808	$906	$17,871

	December 31, 2011		December 31, 2010
(dollars in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial	$1,796	$8	$1,691	$4
Raw land and land development	6,468	35	6,599	169
Other commercial real estate	893	17	1,074	99
Residential	1,404	4	1,659	76
Farmland and owner occupied nonfarm nonresidential	6,553	7	3,745	140
Construction-commercial	—	—	—	—
Construction-residential	738	—	1,645	44
Consumer-home equity	128	—	84	—
Credit cards and other consumer	43	—	80	—
Total	$18,023	$71	$16,577	$532

Interest income collected on impaired loans was $1.1 million for the year ended December 31, 2009.  Average balances of impaired loans were $13.1 million for the year ended December 31, 2009.  Additional interest income of $935,000, $636,000 and $514,000 would have been recorded for the year ended December 31, 2011, 2010 and 2009, respectively, had non-accrual loans been current in accordance with their original terms. At December 31, 2011, there were $798,000 in unfunded commitments to lend to borrowers representing impaired and non-accruing loans. At December 31, 2011, four relationships represented sixty-five percent of total impaired loans.

Risk Rating System: An effective risk rating system provides information for use in determining the overall level of the allowance for loan loss. Accurate and timely risk rating recognition is a primary component of an effective risk rating system. Risk ratings are reviewed through various channels including the loan approval process, the loan approval and reporting process, an external loan review process and through the regulatory review process. Bancorp risk rates the commercial loan portfolio on a nine-scale system and Bancorp’ consumer loans are risk rated on a four scale system. Risk ratings in both scales are based on levels of risk as defined by the internal risk rating guidance within the Bank’s loan policy.  A commercial loan’s risk rating may change as risk factors change throughout the life of the loan, while with consumer loans the original risk rating assigned at loan origination remains for the life of the loan except when a consumer loan is moved to nonaccrual at which time it is risk rated a substandard loan.

For risk-rating purposes, commercial, commercial real estate, other real estate and real estate construction segments are typically graded using the commercial risk ratings.  The risk ratings used for commercial loans are as follows:

Pass: This group includes four distinct risk rating categories. The lowest level of risk in the pass categories are loans that are substantially free of risk primarily because these loans are secured by deposits held at the bank to the highest level of risk category in the pass categories which have been identified as loans that have acceptable levels of risk. Loans in this last category are acceptable, but also susceptible to deterioration. Loans in this category represent the typical borrower for the Bank and are considered to be representative of the majority of borrowers in the bank’s market place.

Watch: These are loans where the borrower is performing; however, some characteristics exist that require Bancorp to apply more than the usual management attention to an acceptable loan. This risk rating indicates that according to current information the borrower has the capacity to perform according to the terms of the loan documents; however some level of uncertainty exists. This is typically a temporary risk rating with the identified characteristics that caused this Watch risk rating likely to be clearer in the near term.

Special Mention: These loans have potential weaknesses that deserve management’s close attention. If not checked or left uncorrected, these potential weaknesses may result in the deterioration of the repayment prospects by the borrower or in Bancorp’s credit position at some future date. Special mention loans have potential weaknesses caused by characteristics which corrective actions could remedy. These characteristics include, but are not limited to, loans not performing as originally structured due to economic events or industry conditions. While potentially weak, these borrowers are currently marginally acceptable; no loss of principal or interest is envisioned. Special mention loans do not expose Bancorp to sufficient risk to warrant an adverse classification to substandard.

Substandard: These loans have a well defined weakness that jeopardizes the orderly liquidation of the loan and are inadequately protected by the sound worth and paying capacity of the borrower or the collateral pledged, if any. Normal repayment from the borrower is in jeopardy, although no loss is envisioned at this time. Substandard commercial loans are characterized by the distinct possibility that the Bank will sustain some loss if the identified weaknesses are not corrected. Loss potential, while existing in the aggregate amount of all substandard commercial loans, does not have to exist in an individual loan risk rated substandard.

The four risk ratings for consumer loans are as follows:

Risk Ratings A-D: Consumer loan risk rating categories are based on two factors; charge off expectation and bankruptcy expectation. The Bank utilizes a credit reporting agency to provide scores for charge off expectation and bankruptcy expectation for each consumer borrower at loan origination. The loan is then assigned a risk rating, with the lowest level of risk (A) to the highest level of risk (D).

No Rating: This category includes small performing commercial loans that were originated prior to the Bank’s implementation of the current risk rating system and consumer credit cards. Each consumer credit card is risk rated at loan origination based on the consumer loan risk rating categories, however Bancorp outsources the processing and servicing of its credit card portfolio and their system does not provide for credit card portfolio risk rating identification. Bancorp believes the risk rating mix for credit cards is similar to the risk rating mix for its consumer loan portfolio.

Two additional risk ratings are available for both consumer and commercial loans:

Doubtful: These loans have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, highly questionable or improbable. A doubtful classification may be appropriate in cases where significant risk exposures are perceived, but loss cannot be determined because of specific reasonable factors which may strengthen the credit in the near term.

Loss: These loans have balances in excess of the calculated current fair value which are considered uncollectible. There is little or no prospect for near term improvement and no realistic strengthening action of significance pending.

The following tables present Bancorp’s risk rating loan balances by class as of December 31, 2011:

		Commercial Credit Indicator
(dollars in thousands)	Pass	Watch	Special Mention	Substandard	Non-Rated	Total
Commercial	$57,590	$3,536	$2,155	$2,127	$—	$65,408
Commercial real estate
Raw land and land development	25,351	—	562	9,508	42	35,463
Other commercial real estate	57,470	50	492	4,336	15	62,363
Other real estate
Residential	17,215	607	864	1,600	463	20,749
Farmland and owner occupied nonfarm nonresidential	94,520	2,935	2,753	10,909	127	111,244
Real estate construction
Commercial	1,456	—	—	—	—	1,456
Residential	562	—	—	658	—	1,220
Consumer
Home equity	1,106	—	499	88	—	1,693
Credit cards and other consumer	—	—	—	30	—	30
Total	$255,270	$7,128	$7,325	$29,256	$647	$299,626

	A	B	C	D	Non-Rated	Total
Commercial	$—	$—	$—	$—	$—	$—
Commercial real estate
Raw land and land development	487	317	65	—	—	869
Other commercial real estate	—	—	—	—	—	—
Other real estate
Residential	8,600	3,004	818	895	—	13,317
Farmland and owner occupied nonfarm nonresidential	240	—	—	—	—	240
Real estate construction
Commercial	—	—	—	—	—	—
Residential	2,795	467	—	760	—	4,022
Consumer
Home equity	14,380	3,415	1,650	861	71	20,377
Credit cards and other consumer	7,241	1,582	616	540	5,794	15,773
Total	$33,743	$8,785	$3,149	$3,056	$5,865	$54,598

The following tables present Bancorp’s risk rating loan balances by class as of December 31, 2010:

		Commercial Credit Indicator
(dollars in thousands)	Pass	Watch	Special Mention	Substandard	Non-Rated	Total
Commercial	$54,940	$6,744	$1,136	$6,352	$5	$69,177
Commercial real estate
Raw land and land development	23,174	800	2,029	10,599	47	36,649
Other commercial real estate	57,342	358	5,548	2,253	15	65,516
Other real estate
Residential	17,091	452	559	1,952	505	20,559
Farmland and owner occupied nonfarm nonresidential	88,266	8,263	4,426	13,756	320	115,031
Real estate construction
Commercial	498	—	—	328	—	826
Residential	1,741	—	—	968	—	2,709
Consumer
Home equity	1,367	—	500	245	—	2,112
Credit cards and other consumer	—	—	—	63	—	63
Total	$244,419	$16,617	$14,198	$36,516	$892	$312,642

		Consumer Credit Indicator
	A	B	C	D	Non-Rated	Total
Commercial	$—	$—	$—	$—	$—	$—
Commercial real estate
Raw land and land development	164	326	94	—	—	584
Other commercial real estate	—	—	—	—	—	—
Other real estate
Residential	9,715	2,485	1,129	793	—	14,122
Farmland and owner occupied nonfarm nonresidential	260	—	—	—	—	260
Real estate construction
Commercial	—	—	—	—	—	—
Residential	215	155	—	131	—	501
Consumer
Home equity	16,195	2,677	1,537	949	52	21,410
Credit cards and other consumer	7,586	1,663	754	581	5,975	16,559
Total	$34,135	$7,306	$3,514	$2,454	$6,027	$53,436